-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                    INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
                    ----------------------------------------

                                 SEMIANNUAL REPORT

                                 August 31, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1998
                                                       ----------------------

                                                          For Excellence
[Logo] STATE STREET RESEARCH                                    in
                                                        Shareholder Service

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy continued to surprise market watchers. Although the pace of growth slowed in the second quarter, no real slowdown has materialized.

o Retail, home and auto sales have remained strong, while consumer spending continued to climb.

o   Inflation edged upward, mostly on the strength of higher energy prices.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 7.32% for the six months ended August 31, 1999(1). The gap between large company growth stocks and the rest of the market narrowed early in the period. However, value-oriented cyclical stocks, which surged in April, gave back most of their gains by the end of the period.

o The Federal Reserve Board's hike in a key short-term interest rate and investor speculation in high-flying Internet stocks raised volatility during the last half of the period.

o The U.S. bond market stumbled on interest rate fears. The yield on the 30-year U.S. Treasury benchmark rose about 6.0%. High yield-bonds rebounded although the default rate edged upward.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended August 31, 1999, Class A shares returned 9.25% (does not reflect sales charge)(2) vs. 8.73 for the Russell 2000 Value Index.(1)

o Our stock selection proved to be the biggest positive contributor to the Fund's success in the third quarter. We avoided many benchmark stocks that did not fare well during this time period as our approach emphasizes value.

o Our underweight in the construction and real property industry and our overweight in the financial services industry helped performance of the fund. On the other hand, our underweights in the wireless telecom and semiconductor industries had a negative effect on performance.

CURRENT STRATEGY
o The Fund will continue to look for stocks with attractive valuations and growth prospects, using a quantitative approach.

August 31, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above average value. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 8.84 for Class B(1) shares; 8.84 for Class B shares; 8.84 for Class C shares; 9.42 for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4) Performance reflects maximum 5.75% Class A share front-end sales charge or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable.

(5) Aggregate total returns; not annualized.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended August 31, 1999)
--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
-----------------------------------------------
                                 LIFE OF FUND
                               (since 11/30/98)
-----------------------------------------------
Class A                            -2.27%
-----------------------------------------------
Class B(1)                         -1.93%
-----------------------------------------------
Class B                            -1.93%
-----------------------------------------------
Class C                              2.07%
-----------------------------------------------
Class S                              3.85%
-----------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.
TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 SAFEGUARD SCIENTIFICS Technology                        1.4%
 2 TECUMSEH PRODUCTS Refrigeration products                1.1%
 3 ALASKA STEEL Iron/ Steel producers                      1.1%
 4 WICOR Utilities                                         1.1%
 5 NEW PLAN EXCEL REALTY TRUST REITs                       1.1%
 6 POTLATCH Paper and related products                     1.0%
 7 WASHINGTON GAS LIGHT Utilities                          1.0%
 8 HAWAIIAN ELECTRIC INDUSTRIES Utilities                  1.0%
 9 SMITHFIELD FOODS Consumer meat products                 1.0%
10 J PEOPLES ENERGY Utilities                              1.0%

These securities represent an aggregate of 10.8% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets) [Graphic Omitted]

REAL ESTATE
INVESTMENT TRUSTS             11.5%

BANKS & SAVINGS
& LOANS                        9.0%

INSURANCE                      7.0%

GAS DISTRIBUTION               6.9%

ELECTRICAL                     5.0%

Total: 39.4%

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
August 31, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                              VALUE
                                                                         SHARES             (NOTE 1)
------------------------------------------------------------------------------------------------------

COMMON STOCKS 99.9%
AUTOMOBILES & TRANSPORTATION 5.8%
AIR TRANSPORT 1.3%
Air Express International Corp. ...................................        1,200            $   29,325
America West Holdings Corp. Cl. B* ................................          900                17,550
Amtran Inc.* ......................................................          300                 6,000
Mesa Air Group, Inc.* .............................................        1,100                 7,562
Transport World Airlines, Inc.* ...................................        1,700                 6,694
                                                                                            ----------
                                                                                                67,131
                                                                                            ----------
AUTOMOTIVE PARTS 2.4%
A.O. Smith Corp. ..................................................          600                16,275
Arvin Industries Inc. .............................................          800                28,600
MascoTech, Inc. ...................................................        1,000                17,250
Sauer, Inc. .......................................................          900                11,250
SPX Corp.* ........................................................          500                42,375
Standard Motor Products, Inc. Cl. A ...............................          300                 6,750
                                                                                            ----------
                                                                                               122,500
                                                                                            ----------
RECREATIONAL VEHICLES & BOATS 1.0%
Polaris Industries Inc. ...........................................        1,000                35,937
Thor Industries, Inc. .............................................          300                 8,063
Winnebago Industries, Inc. ........................................          400                 9,575
                                                                                            ----------
                                                                                                53,575
                                                                                            ----------
TIRES & RUBBER 0.4%
Standard Products Co. .............................................          600                20,775
                                                                                            ----------
TRUCKERS 0.7%
Consolidated Freightways Corp.* ...................................          700                 7,569
Landstar Systems Inc.* ............................................          200                 7,400
Roadway Express Inc. ..............................................          400                 8,425
Yellow Corp.* .....................................................          900                14,287
                                                                                            ----------
                                                                                                37,681
                                                                                            ----------
Total Automobiles & Transportation ................................                            301,662
                                                                                            ----------
CONSUMER DISCRETIONARY 12.3%
ADVERTISING AGENCIES 0.2%
ADVO Inc.* ........................................................          400                 7,850
                                                                                            ----------
COMMERCIAL SERVICES 0.9%
Bell & Howell Co.* ................................................          500                16,750
Burns International Services Corp.* ...............................          400                 6,275
Midas, Inc. .......................................................          600                14,175
Novacare Employee Services, Inc.* .................................        3,200                 8,000
                                                                                            ----------
                                                                                                45,200
                                                                                            ----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.1%
GC Companies, Inc.* ...............................................          200                 6,700
                                                                                            ----------
CONSUMER ELECTRONICS 0.5%
Harman International Industries, Inc. .............................          600                25,500
                                                                                            ----------
CONSUMER PRODUCTS 0.8%
Block Drug Co. Inc. Cl. A .........................................          400                16,075
Gibson Greetings, Inc.* ...........................................        1,400                 5,513
L.S. Starrett Co. Cl. A ...........................................          300                 7,331
Toro Co. ..........................................................          400                14,700
                                                                                            ----------
                                                                                                43,619
                                                                                            ----------
CONSUMER SERVICES 0.4%
Amerco* ...........................................................          400                10,050
Dollar Thrifty Automotive Group, Inc.* ............................          700                13,169
                                                                                            ----------
                                                                                                23,219
                                                                                            ----------
HOUSEHOLD FURNISHINGS 1.6%
Bassett Furniture Industries Inc. .................................          400                 8,150
Enesco Group Inc. .................................................          400                 6,900
La-Z-Boy Inc. .....................................................        1,900                41,681
Mikasa, Inc. ......................................................          800                 9,700
Springs Industries, Inc. ..........................................          400                15,025
                                                                                            ----------
                                                                                                81,456
                                                                                            ----------
LEISURE TIME 0.9%
Bally Total Fitness Holding Corp.* ................................        1,200                38,475
Musicland Stores Inc.* ............................................          900                 7,650
                                                                                            ----------
                                                                                                46,125
                                                                                            ----------
PHOTOGRAPHY 0.2%
CPI Corp. .........................................................          300                 9,750
                                                                                            ----------
RESTAURANTS 1.1%
Advantica Restaurant Group Inc.* ..................................        2,600                 7,963
Bob Evans Farms, Inc. .............................................        1,700                34,637
Ryan's Family Steak Houses, Inc.* .................................        1,500                14,531
                                                                                            ----------
                                                                                                57,131
                                                                                            ----------
RETAIL 4.8%
Ames Department Stores Inc.* ......................................        1,000                29,375
Blair Corp. .......................................................          300                 6,150
Brown Shoe Co. Inc. ...............................................          800                13,900
Burlington Coat Factory Warehouse Corp. ...........................          500                 8,250
Cato Corp. Cl. A ..................................................          800                10,750
Charming Shoppes, Inc.* ...........................................        2,800                15,575
Fisher Scientific International Inc.* .............................        1,200                21,600
Footstar Inc.* ....................................................          900                29,250
Handleman Co.* ....................................................          800                10,600
Hanover Direct Inc.* ..............................................        3,100                 5,231
Homebase Inc.* ....................................................        1,400                 6,125
Micro Warehouse Inc.* .............................................        1,000                12,250
Shopko Stores, Inc.* ..............................................          900                25,762
Spiegel, Inc. Cl. A* ..............................................        1,000                 8,938
Syms Corp.* .......................................................        1,100                 8,938
Zale Corp.* .......................................................        1,100                38,156
                                                                                            ----------
                                                                                               250,850
                                                                                            ----------
TEXTILE APPAREL MANUFACTURERS 0.8%
Guess Inc.* .......................................................          600                 7,912
Kellwood Co. ......................................................          600                14,325
Oxford Industries, Inc. ...........................................          300                 6,488
Russell Corp. .....................................................          900                15,075
                                                                                            ----------
                                                                                                43,800
                                                                                            ----------
Total Consumer Discretionary ......................................                            641,200
                                                                                            ----------
CONSUMER STAPLES 3.6%
BEVERAGES 0.2%
Coca-Cola Bottling Co. ............................................          200                11,525
                                                                                            ----------
DRUG & GROCERY STORE CHAINS 0.8%
7-Eleven Inc.* ....................................................        3,900                 8,044
Grand Union Co.* ..................................................          800                10,350
Great Atlantic & Pacific Tea Inc. .................................          500                17,562
Ingles Markets Inc. Cl. A .........................................          600                 8,063
                                                                                            ----------
                                                                                                44,019
                                                                                            ----------
FOODS 1.8%
Fleming Companies, Inc. ...........................................        1,600                19,300
International Multifoods Corp. ....................................          400                 9,075
Riviana Foods, Inc. ...............................................          500                 9,562
Smithfield Foods Inc.* ............................................        1,800                52,875
                                                                                            ----------
                                                                                                90,812
                                                                                            ----------
TOBACCO 0.8%
Universal Corp. ...................................................        1,400                39,725
                                                                                            ----------
Total Consumer Staples ............................................                            186,081
                                                                                            ----------
FINANCIAL SERVICES 30.3%
BANKS & SAVINGS & LOAN 9.0%
Andover Bancorp Inc. ..............................................          300                 9,450
Bancwest Corp. ....................................................          900                37,631
Bank Plus Corp.* ..................................................        1,700                 7,756
Brenton Banks Inc. ................................................          560                 7,735
Chemical Financial Corp. ..........................................          475                14,844
Community Trust Bancorp, Inc. .....................................          340                 7,650
Farmers Capital Bank Corp. ........................................          300                10,613
First Bancorp .....................................................          800                16,500
First Citizens Bancshares Inc. Cl. A ..............................          200                15,650
First Indiana Corp. ...............................................          400                 9,200
Firstfed Financial Corp.* .........................................          900                13,725
Hancock Holding Co. ...............................................          400                15,250
Jefferson Savings Bancorp, Inc.* ..................................          600                 7,088
Local Financial Corp.* ............................................          900                 8,606
Mahoning National Bancorp Inc. ....................................          200                 7,900
Michigan Finance Corp. ............................................          315                10,198
MidAmerica Bancorp ................................................          400                 9,400
Old Kent Financial Corp. ..........................................          195                 7,703
Old National Bancorp ..............................................        1,700                51,000
One Valley Bancorp, Inc. ..........................................        1,300                49,725
Peoples Holding Co. ...............................................          300                 8,175
Riggs National Corp. ..............................................          900                16,762
Saint Paul Bancorp, Inc. ..........................................        1,300                28,275
Sky Financial Group, Inc. .........................................          363                 8,833
The Trust Co. Of New Jersey .......................................          400                 8,875
Trustco Bank Corp. ................................................        1,200                35,700
UMB Financial Corp. ...............................................          800                34,000
USBancorp, Inc. ...................................................          600                 8,831
                                                                                            ----------
                                                                                               467,075
                                                                                            ----------
INSURANCE 7.0%
Acceptance Insurance Cos. Inc.* ...................................          600                 7,950
AmerUs Life Holdings Inc. .........................................          600                14,475
Argonaut Group Inc. ...............................................          700                17,675
Arthur J. Gallagher & Co. .........................................          600                32,775
Chicago Title Corp. ...............................................          500                22,656
Commerce Group Inc. ...............................................          700                15,575
Crawford & Co. Cl. B ..............................................        1,100                13,681
Foremost Corp. ....................................................          800                19,000
Harleysville Group Inc. ...........................................          400                 7,775
Hilb, Rogal & Hamilton Co. ........................................          400                 9,650
HSB Group, Inc. ...................................................        1,100                40,906
Kansas City Life Insurance Co. ....................................          200                 8,163
Liberty Corp. .....................................................          600                28,837
Midland Co. .......................................................          400                 9,400
National Western Life Insurance Co. Cl. A* ........................          100                 9,050
NYMAGIC, Inc. .....................................................          600                 8,288
PMA Capital Corp. Cl. A ...........................................          400                 7,925
Selective Insurance Group Inc. ....................................          900                16,031
State Auto Financial Corp. ........................................          700                 8,750
The MONY Group Inc. ...............................................        1,400                39,200
United Fire Casualty Co. ..........................................          300                 6,919
Vesta Insurance Group, Inc. .......................................        1,900                 9,144
Zenith National Insurance Corp. ...................................          400                 8,625
                                                                                            ----------
                                                                                               362,450
                                                                                            ----------
MISCELLANEOUS FINANCIAL 0.1%
Advest Group Inc.* ................................................          400                 7,650
                                                                                            ----------
REAL ESTATE INVESTMENT TRUSTS 11.5%
American Health Properties, Inc. ..................................          900                17,775
Amli Residential Properties Trust .................................          400                 8,300
Anthracite Capital, Inc. ..........................................        1,400                 9,450
Bradley Real Estate, Inc. .........................................          800                15,300
Cabot Industrial Trust ............................................          800                16,150
Capital Automotive REIT ...........................................          700                 8,750
CBL & Associates Properties, Inc. .................................          700                17,413
Commercial Net Lease Realty Inc. ..................................        1,300                15,031
CRIIMI MAE, Inc. ..................................................        2,800                 6,300
Entertainment Properties Trust ....................................          500                 7,656
FelCor Lodging Trust Inc. .........................................        2,500                44,844
Franchise Finance Corp. of America ................................        2,300                49,881
Gables Residential Trust ..........................................          700                16,756
Health Care Property Investors, Inc. ..............................          900                23,400
Health Care REIT, Inc. ............................................        1,200                24,150
Healthcare Realty Trust, Inc. .....................................        1,300                26,406
Imperial Credit Commercial Mortgage Investment Corp. ..............          800                 8,750
IRT Property Co. ..................................................          900                 8,831
LaSalle Hotel Properties Trust ....................................          600                 8,663
LTC Properties, Inc. ..............................................          700                 7,788
MGI Properties, Inc. ..............................................          600                 5,550
National Health Investors, Inc. ...................................          800                14,200
New Plan Excel Realty Trust Inc. ..................................        2,900                54,919
Omega Healthcare Investors, Inc. ..................................          700                13,956
Pacific Gulf Properties, Inc. .....................................          800                17,500
Parkway Properties, Inc. ..........................................          300                 9,900
Pennsylvania REIT .................................................          400                 7,975
Prentiss Properties Trust .........................................        1,200                27,225
Prime Group Realty Trust ..........................................          500                 8,281
Storage USA, Inc. .................................................          900                26,044
Summit Properties Inc. ............................................          900                17,888
Thornburg Mortgage Asset Corp. ....................................          900                 8,269
TriNet Corporate Realty Trust, Inc. ...............................        1,000                24,437
Ventas, Inc. ......................................................        1,700                 6,481
Westfield America, Inc. ...........................................        1,100                15,950
                                                                                            ----------
                                                                                               600,169
                                                                                            ----------
RENTAL & LEASING SERVICES: COMMERCIAL 0.9%
Amplicon Inc. .....................................................          600                 7,200
Avis Rent A Car, Inc.* ............................................          600                13,200
Leasing Solutions Inc.* ...........................................        3,400                 2,550
UniCapital Corp.* .................................................        1,500                 5,531
Xtra Corp.* .......................................................          400                18,125
                                                                                            ----------
                                                                                                46,606
                                                                                            ----------
SECURITIES BROKERAGE & SERVICES 1.8%
Advanta Corp. Cl. A ...............................................          500                 9,844
Dain Rauscher Corp. ...............................................          600                29,775
Everen Capital Corp. ..............................................          600                18,225
First American Financial Corp. ....................................        1,800                26,775
Freedom Securities Corp. ..........................................          500                 7,031
                                                                                            ----------
                                                                                                91,650
                                                                                            ----------
Total Financial Services ..........................................                          1,575,600
                                                                                            ----------
HEALTH CARE 3.2%
DRUGS & BIOTECHNOLOGY 0.5%
Amerisource Health Corp. Cl. A* ...................................          500                12,906
Bindley Western Industries Inc. ...................................          800                13,400
                                                                                            ----------
                                                                                                26,306
                                                                                            ----------
HEALTH CARE FACILITIES 0.8%
Laboratory Corp. of America Holdings* .............................        3,200                 9,200
National Healthcare Corp.* ........................................        1,100                 7,013
Quest Diagnostics, Inc.* ..........................................        1,000                26,437
                                                                                            ----------
                                                                                                42,650
                                                                                            ----------
HEALTH CARE SERVICES 1.1%
Apria Healthcare Group Inc.* ......................................        1,600                27,000
Coventry Health Care Inc.* ........................................        1,600                16,100
Mid Atlantic Medical Services, Inc.* ..............................        1,800                15,188
                                                                                            ----------
                                                                                                58,288
                                                                                            ----------
HOSPITAL SUPPLY 0.8%
Bio Rad Laboratories, Inc. Cl. A* .................................          300                 7,950
Owens & Minor Inc. ................................................          800                 8,850
Sunrise Medical, Inc.* ............................................        1,300                 9,100
West Pharmaceutical Services Inc. .................................          400                15,050
                                                                                            ----------
                                                                                                40,950
                                                                                            ----------
Total Health Care .................................................                            168,194
                                                                                            ----------
INTEGRATED OILS 0.2%
INTEGRATED INTERNATIONAL 0.2%
Tesoro Petroleum Corp.* ...........................................          600                10,837
                                                                                            ----------
Total Integrated Oils .............................................                             10,837
                                                                                            ----------
MATERIALS & PROCESSING 13.3%
AGRICULTURE 0.5%
Agribrands International, Inc.* ...................................          400                19,450
Zapata Corp.* .....................................................        1,000                 5,938
                                                                                            ----------
                                                                                                25,388
                                                                                            ----------
BUILDING & CONSTRUCTION 0.2%
Ameron International Corp. ........................................          200                 9,150
                                                                                            ----------
CHEMICALS 3.7%
A. Schulman, Inc. .................................................        1,000                17,937
Albemarle Corp. ...................................................          800                13,850
Carbide/Graphite Group, Inc.* .....................................          600                 7,950
Chemed Corp. ......................................................          300                 9,113
Ethyl Corp. .......................................................        1,500                 7,969
Geon Co. ..........................................................        1,000                29,875
Georgia Gulf Corp. ................................................        1,100                20,006
H.B. Fuller Co. ...................................................          400                24,100
NCH Corp. .........................................................          200                 8,900
NL Industries, Inc. ...............................................          800                 9,650
Penford Corp. .....................................................          500                 7,375
Stepan Chemical Co. ...............................................          300                 7,369
Witco Corp. .......................................................        1,900                30,756
                                                                                            ----------
                                                                                               194,850
                                                                                            ----------
CONTAINERS & PACKAGING 0.5%
Apogee Enterprises, Inc. ..........................................          700                 5,775
Gaylord Container Corp. Cl. A* ....................................        2,200                17,738
                                                                                            ----------
                                                                                                23,513
                                                                                            ----------
DIVERSIFIED MANUFACTURING 0.4%
Barnes Group Inc. .................................................          800                15,850
Maxxam Inc.* ......................................................          100                 5,700
                                                                                            ----------
                                                                                                21,550
                                                                                            ----------
FOREST PRODUCTS 1.5%
Longview Fibre Co. ................................................        2,000                25,875
Potlatch Corp. ....................................................        1,400                54,075
                                                                                            ----------
                                                                                                79,950
                                                                                            ----------
MISCELLANEOUS MATERIALS & PROCESSING 1.7%
American Business Products Inc. ...................................          600                 9,000
General Cable Corp. ...............................................        1,100                15,950
Quanex Corp. ......................................................          600                15,600
Roanoke Electric Steel Corp. ......................................          500                 8,500
Ryerson Tull, Inc. ................................................          400                 7,575
USEC Inc. .........................................................        3,000                32,437
                                                                                            ----------
                                                                                                89,062
                                                                                            ----------
NON-FERROUS METALS 1.1%
A.M. Castle & Co. .................................................          500                 7,250
ASARCO Inc. .......................................................        1,600                33,400
Brush Wellman, Inc. ...............................................          500                 8,500
Metals USA, Inc.* .................................................          700                 7,437
                                                                                            ----------
                                                                                                56,587
                                                                                            ----------
OFFICE SUPPLIES 0.2%
Hunt Corp. ........................................................        1,100                 9,006
                                                                                            ----------
PAPER & FOREST PRODUCTS 0.5%
Chesapeake Corp. ..................................................          800                27,050
                                                                                            ----------
REAL ESTATE & CONSTRUCTION 0.2%
Webb Corp. ........................................................          400                 8,700
                                                                                            ----------
STEEL 1.8%
Alaska Steel Holding Corp. ........................................        2,700                56,700
Armco, Inc. .......................................................        4,600                31,625
Rouge Industries, Inc. Cl. A ......................................          900                 6,525
                                                                                            ----------
                                                                                                94,850
                                                                                            ----------
TEXTILE & PRODUCTS 1.0%
Burlington Industries Inc.* .......................................        1,900                10,806
Cone Mills Corp.* .................................................        1,500                 8,813
Foamex International Inc.* ........................................        1,600                13,150
Wellman, Inc. .....................................................        1,100                18,494
                                                                                            ----------
                                                                                                51,263
                                                                                            ----------
Total Materials & Processing ......................................                            690,919
                                                                                            ----------
OTHER 1.8%
MULTI-SECTOR 1.8%
Commercial Intertech Corp. ........................................          500                 6,250
Foster Wheeler Corp. ..............................................        1,600                20,700
Gencorp Inc. ......................................................        1,000                21,500
Justin Industries Inc. ............................................          600                 8,568
Sequa Corp. Cl. A* ................................................          400                27,050
Valhi, Inc. .......................................................          700                 7,919
                                                                                            ----------
Total Other .......................................................                             91,987
                                                                                            ----------
OTHER ENERGY 4.1%
GAS PIPELINES 0.4%
Equitable Resources, Inc. .........................................          400                14,700
TransMontaigne, Inc.* .............................................          700                 8,400
                                                                                            ----------
                                                                                                23,100
                                                                                            ----------
OIL & GAS PRODUCERS 1.5%
Cross Timbers Oil Co. .............................................          100                 1,238
Frontier Oil Corp.* ...............................................        1,200                 9,600
Pogo Producing Co. ................................................          800                16,700
Santa Fe Snyder Corp.* ............................................        5,100                49,725
                                                                                            ----------
                                                                                                77,263
                                                                                            ----------
OIL WELL EQUIPMENT & SERVICES 2.2%
Helmerich & Payne Inc. ............................................        1,700                46,856
Oceaneering International, Inc.* ..................................          500                10,031
Pool Energy Services Co.* .........................................        1,000                26,375
RPC, Inc. .........................................................        1,000                 7,625
Seacor Smit, Inc.* ................................................          400                20,775
                                                                                            ----------
                                                                                               111,662
                                                                                            ----------
Total Other Energy ................................................                            212,025
                                                                                            ----------
PRODUCER DURABLES 6.5%
AEROSPACE 0.1%
Ladish Inc.* ......................................................        1,100                 7,700
                                                                                            ----------
ELECTRICAL EQUIPMENT & COMPONENTS 1.1%
Ametek Aerospace Products Inc. ....................................        1,100                22,894
Genlyte Group Inc.* ...............................................          400                 9,800
Mark IV Industries Inc. ...........................................        1,200                23,775
                                                                                            ----------
                                                                                                56,469
                                                                                            ----------
ELECTRONICS: INDUSTRIAL 0.9%
Tektronix, Inc. ...................................................        1,400                46,550
                                                                                            ----------
HOMEBUILDING 1.2%
M.D.C. Holdings Inc. ..............................................          800                15,050
Pulte Corp. .......................................................        1,100                25,437
Ryland Group, Inc. ................................................          600                14,438
Skyline Corp. .....................................................          300                 8,325
                                                                                            ----------
                                                                                                63,250
                                                                                            ----------
INDUSTRIAL PRODUCTS 0.3%
Mine Safety Appliances Co. ........................................          100                 6,400
Standex International Corp. .......................................          300                 6,863
                                                                                            ----------
                                                                                                13,263
                                                                                            ----------
MACHINERY 2.1%
Milacron Inc. .....................................................        1,400                25,200
Nacco Industries, Inc. Cl. A ......................................          200                15,575
Stewart & Stevenson Services, Inc. ................................        1,100                13,062
Tecumseh Products Co. Cl. A .......................................        1,000                57,000
                                                                                            ----------
                                                                                               110,837
                                                                                            ----------
MISCELLANEOUS EQUIPMENT 0.3%
Allied Products Corp. .............................................        2,900                13,413
                                                                                            ----------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.5%
Anacomp Inc.* .....................................................          500                 8,375
Kimball International Inc. Cl. B ..................................        1,000                19,312
                                                                                            ----------
                                                                                                27,687
                                                                                            ----------
Total Producer Durables ...........................................                            339,169
                                                                                            ----------
TECHNOLOGY 6.7%
COMMUNICATIONS TECHNOLOGY 0.5%
Anixter International, Inc.* ......................................          900                18,956
Network Equipment Technologies, Inc.* .............................          900                 7,875
                                                                                            ----------
                                                                                                26,831
                                                                                            ----------
COMPUTER TECHNOLOGY 2.9%
Data General Corp.* ...............................................        1,900                35,031
Intergraph Corp.* .................................................        1,100                 6,119
Komag Inc.* .......................................................        2,600                 8,288
S3 Inc.* ..........................................................        1,900                19,000
Safeguard Scientifics, Inc.* ......................................        1,100                73,975
Telxon Corp. ......................................................        1,100                 9,212
                                                                                            ----------
                                                                                               151,625
                                                                                            ----------
ELECTRONICS 1.7%
Alliant Technology Systems, Inc.* .................................          300                21,900
Avid Technology, Inc.* ............................................          500                 6,313
Cubic Corp. .......................................................          400                 9,600
Gerber Scientific, Inc. ...........................................          800                16,350
Newport News Shipbuilding, Inc. ...................................          900                28,294
Primex Technologies, Inc. .........................................          400                 8,350
                                                                                            ----------
                                                                                                90,807
                                                                                            ----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 1.6%
Cirrus Logic, Inc.* ...............................................        1,900                21,256
International RectifierCorp.* .....................................        2,100                33,862
MEMC Electronic Materials, Inc.* ..................................          700                13,913
Oak Technology, Inc.* .............................................        2,400                11,400
                                                                                            ----------
                                                                                                80,431
                                                                                            ----------
Total Technology ..................................................                            349,694
                                                                                            ----------
UTILITIES 12.1%
ELECTRICAL 5.0%
Carolina Power & Light Co. ........................................          161                 5,856
Central Hudson Gas & Electric Corp. ...............................          700                29,575
CMP Group Inc. ....................................................        1,100                29,219
Commonwealth Energy Systems .......................................          700                31,743
Eastern Utilities Associates ......................................          600                17,963
El Paso Electric Co.* .............................................        1,900                17,456
Hawaiian Electric Industries, Inc. ................................        1,500                53,344
Madison Gas & Electric Co. ........................................          400                 7,900
RGS Energy Group Inc.* ............................................        1,000                25,875
TNP Enterprises, Inc. .............................................          500                18,687
United Illuminating Co. ...........................................          400                20,000
                                                                                            ----------
                                                                                               257,618
                                                                                            ----------
GAS DISTRIBUTION 6.9%
AGL Resources Inc. ................................................        2,800                50,575
Colonial Gas Co. ..................................................          200                 7,525
CTG Resources Inc. ................................................          200                 7,163
Laclede Gas Co. ...................................................          700                15,181
Peoples Energy Corp. ..............................................        1,400                51,012
SEMCO Energy, Inc. ................................................          600                 8,700
South Jersey Industries, Inc. .....................................          300                 8,550
Southern Union Co.* ...............................................          840                17,588
Southwest Gas Corp. ...............................................        1,000                27,875
UGI Corp. .........................................................        1,400                32,112
Washington Gas Light Co. ..........................................        2,000                53,375
Western Gas Resources Inc. ........................................          500                 8,531
WICOR, Inc. .......................................................        1,900                55,575
Yankee Energy Systems, Inc. .......................................          400                16,400
                                                                                            ----------
                                                                                               360,162
                                                                                            ----------
WATER 0.2%
California Water Service Group ....................................          300                 8,963
                                                                                            ----------
Total Utilities ...................................................                            626,743
                                                                                            ----------
Total Common Stocks and Investments
  (Cost $5,178,683) - 99.9% .......................................                          5,194,111
Cash and Other Assets, Less Liabilities - 0.1% ....................                              2,647
                                                                                            ----------
Net Assets - 100.0% ...............................................                         $5,196,758
                                                                                            ==========

Federal Income Tax Information:
At August 31, 1999, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes of
  $5,178,683 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost .................                         $  405,605
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value .................                           (390,177)
                                                                                            ----------
                                                                                            $   15,428
                                                                                            ==========
------------------------------------------------------------------------------------------------------
*Nonincome-producing securities.

The accompanying notes are in integral part of the financial statements.

-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
August 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $5,178,683) (Note 1) ..........................      $5,194,111
Cash ......................................................................          77,056
Receivable from Distributor (Note 3) ......................................          56,096
Dividends and interest receivable .........................................           7,903
                                                                                 ----------
                                                                                  5,335,166
LIABILITIES
Accrued transfer agent and shareholder services
  (Note 2) ................................................................          46,587
Accrued trustees' fees (Note 2) ...........................................           8,818
Accrued management fee (Note 2) ...........................................           7,364
Accrued distribution and service fees (Note 5) ............................           2,984
Other accrued expenses ....................................................          72,655
                                                                                 ----------
                                                                                    138,408
                                                                                 ----------
NET ASSETS                                                                       $5,196,758
                                                                                 ==========
Net Assets consist of:
  Undistributed net investment income .....................................      $   39,540
  Unrealized appreciation of investments ..................................          15,428
  Accumulated net realized gain ...........................................         106,530
  Paid-in capital .........................................................       5,035,260
                                                                                 ----------
                                                                                 $5,196,758
                                                                                 ==========
Net Asset Value and redemption price per share of
  Class A shares ($555,291 / 57,075 shares) ...............................          $ 9.73
                                                                                     ======
Maximum Offering Price per share of Class A shares ($9.73 / .9425) ........          $10.32
                                                                                     ======
Net Asset Value and offering price per share of Class B(1) shares
  ($514,058 / 53,038 shares)* .............................................          $ 9.69
                                                                                     ======
Net Asset Value and offering price per share of Class B shares
  ($514,058 / 53,038 shares)* .............................................          $ 9.69
                                                                                     ======
Net Asset Value and offering price per share of Class C shares
  ($514,058 / 53,038 shares)* .............................................          $ 9.69
                                                                                     ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($3,099,293 / 318,149 shares) ...........................................          $ 9.74
                                                                                     ======

-------------------------------------------------------------------------------------------

*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are in integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended August 31, 1999 (Unaudited)

INVESTMENT INCOME
Dividends ......................................................      $  76,667
Interest .......................................................          1,873
                                                                      ---------
                                                                         78,540
EXPENSES
Custodian fee ..................................................         70,664
Transfer agent and shareholder services (Note 2) ...............         46,618
Management fee (Note 2) ........................................         21,038
Reports to shareholders ........................................         14,041
Trustees' fees (Note 2) ........................................         10,238
Legal fees .....................................................          4,774
Audit fee ......................................................          2,921
Service fee-Class A (Note 5) ...................................            704
Distribution and service fees-Class B(1) (Note 5) ..............          2,605
Distribution and service fees-Class B (Note 5) .................          2,605
Distribution and service fees-Class C (Note 5) .................          2,605
Miscellaneous ..................................................          1,069
                                                                      ---------
                                                                        179,882
Expenses borne by the Distributor (Note 3) .....................       (141,090)
Fees paid indirectly (Note 2) ..................................            (31)
                                                                      ---------
                                                                         38,761
                                                                      ---------
Net investment income ..........................................         39,779
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ...............        106,295
Net unrealized appreciation of investments .....................        295,243
                                                                      ---------
Net gain on investments ........................................        401,538
                                                                      ---------
Net increase in net assets resulting from operations ...........      $ 441,317
                                                                      =========

The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 NOVEMBER 30,
                                                     1998
                                                (COMMENCEMENT
                                                       OF          SIX MONTHS
                                                 OPERATIONS TO)       ENDED
                                                  FEBRUARY 28,   AUGUST 31, 1999
                                                     1999           (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ........................     $   21,418       $   39,779
Net realized gain on investments .............             87          106,295
Net unrealized appreciation
  (depreciation) of investments ..............       (279,815)         295,243
                                                   ----------       ----------
Net increase (decrease) resulting
  from operations ............................       (258,310)         441,317
                                                   ----------       ----------
Dividends from net investment income:
  Class A ....................................           --             (2,626)
  Class B(1) .................................           --             (1,518)
  Class B ....................................           --             (1,518)
  Class C ....................................           --             (1,518)
  Class S ....................................           --            (16,381)
                                                   ----------       ----------
                                                         --            (23,561)
                                                   ----------       ----------
Net increase from fund share
  transactions (Note 6) ......................      5,030,775            6,537
                                                   ----------       ----------
Total increase in net assets .................      4,772,465          424,293
NET ASSETS
Beginning of period ..........................           --          4,772,465
                                                   ----------       ----------
End of period (including
  undistributed net investment income
  of $23,322 and $39,540,
  respectively) ..............................     $4,772,465       $5,196,758
                                                   ==========       ==========

The accompanying notes are in integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 1999

NOTE 1

State Street Research IntelliQuant Portfolios: Small-Cap Value (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research IntelliQuant Portfolios: Small-Cap Value, State Street Research Government Income, State Street Research Strategic Portfolios: Moderate, State Street Research Strategic Income Plus, State Street Research Strategic Portfolios: Aggressive and State Street Research International Equity Fund.

The investment objective of the Fund is to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests primarily in small company value stocks. These may include common and preferred stocks, convertible securities and warrants. In managing the Fund's portfolio, the investment manager uses a disciplined quantitative investment strategy.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended August 31, 1999, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.80% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended August 31, 1999, the fees pursuant to such agreement amounted to $21,038.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended August 31, 1999, the amount of such expenses was $1,910.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended August 31, 1999 the Fund's transfer agent fees were reduced by $31 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $10,238 during the six months ended August 31, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended August 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $141,090.

NOTE 4

For the six months ended August 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $2,384,891 and $2,245,172, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended August 31, 1999, fees pursuant to such plans amounted to $704, $2,605, $2,605 and $2,605 for Class A, Class B(1), Class B and Class C shares, respectively.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At August 31, 1999, Metropolitan owned 53,022 shares of each of Class A, Class B(1), Class B and Class C and 318,133 Class S shares of the Fund.

                                        NOVEMBER 30, 1998
                                        (COMMENCEMENT OF     SIX MONTHS ENDED
                                         OPERATIONS) TO      AUGUST 31, 1999
                                        FEBRUARY 28, 1999      (UNAUDITED)
                                       -------------------  ------------------
CLASS A                                SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares sold .........................   56,370  $  530,175    1,071   $10,137
Issued upon reinvestment of dividend     --         --           19       180
Shares repurchased ..................    --         --         (385)   (3,780)
                                        ------  ----------    -----   -------
Net increase ........................   56,370  $  530,175      705   $ 6,537
                                        ======  ==========    =====   =======

CLASS B(1)                             SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares sold .........................   53,038  $  500,150     --     $  --
                                        ------  ----------    -----   -------
Net increase ........................   53,038  $  500,150     --     $  --
                                        ======  ==========    =====   =======

CLASS B                                SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares sold .........................   53,038  $  500,150     --     $  --
                                        ------  ----------    -----   -------
Net increase ........................   53,038  $  500,150     --     $  --
                                        ======  ==========    =====   =======

CLASS C                                SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares sold .........................   53,038  $  500,150     --     $  --
                                        ------  ----------    -----   -------
Net increase ........................   53,038  $  500,150     --     $  --
                                        ======  ==========    =====   =======

CLASS S                                SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares sold .........................  318,149  $3,000,150     --     $  --
                                        ------  ----------    -----   -------
Net increase ........................  318,149  $3,000,150     --     $  --
                                        ======  ==========    =====   =======

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
August 31, 1999

For a share outstanding throughout each period:
                                                        CLASS A                                        CLASS B(1)
                                      -----------------------------------------      ------------------------------------------
                                       NOVEMBER 30, 1998                               NOVEMBER 30, 1998
                                       (COMMENCEMENT OF        SIX MONTHS ENDED        (COMMENCEMENT OF        SIX MONTHS ENDED
                                         OPERATIONS TO          AUGUST 31, 1999          OPERATIONS TO          AUGUST 31, 1999
                                      FEBRUARY 28, 1999(A)       (UNAUDITED)(A)       FEBRUARY 28, 1999(A)       (UNAUDITED)(A)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD($)                                   9.43                    8.95                    9.43                    8.93
                                             -----                   -----                   -----                   -----
  Net investment income($)*                   0.04                    0.08                    0.02                    0.04
  Net realized and
    unrealized gain
    (loss) on investments($)                 (0.52)                   0.75                   (0.52)                   0.75
                                             -----                   -----                   -----                   -----
TOTAL FROM INVESTMENT OPERATIONS($)          (0.48)                   0.83                   (0.50)                   0.79
                                             -----                   -----                   -----                   -----
  Dividend from net investment
    income($)                                 --                     (0.05)                   --                     (0.03)
                                             -----                   -----                   -----                   -----
TOTAL DISTRIBUTIONS($)                        --                     (0.05)                   --                     (0.03)
                                             -----                   -----                   -----                   -----
NET ASSET VALUE, END OF PERIOD($)             8.95                    9.73                    8.93                    9.69
                                             =====                   =====                   =====                   =====
Total return(b)(%)                           (5.09)(c)                9.25(c)                (5.30)(c)                8.84(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                                504                     555                     474                     514
Ratio of operating expenses
  to average net assets(%)*                   1.40(d)                 1.40(d)                 2.15(d)                 2.15(d)
Ratio of operating expenses
  to average net assets after
  expense reductions(%)*                      1.40(d)                 1.40(d)                 2.15(d)                 2.15(d)
Ratio of net investment income
  to average net assets(%)*                   1.83(d)                 1.59(d)                 1.09(d)                 0.84(d)
Portfolio turnover rate(%)                    0.66                   44.64                    0.66                   44.64
*Reflects voluntary reduction of
  expenses per share of these
  amounts (Note 3)($)                         0.19                    0.26                    0.19                    0.26

                                                             CLASS B                                         CLASS C
                                      -----------------------------------------      -------------------------------------------
                                         NOVEMBER 30, 1998                               NOVEMBER 30, 1998
                                         (COMMENCEMENT OF        SIX MONTHS ENDED        (COMMENCEMENT OF        SIX MONTHS ENDED
                                           OPERATIONS TO          AUGUST 31, 1999          OPERATIONS TO          AUGUST 31, 1999
                                      FEBRUARY 28, 1999(A )       (UNAUDITED)(A)       FEBRUARY 28, 1999(A)       (UNAUDITED)(A)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD($)                                   9.43                    8.93                    9.43                    8.93
                                             -----                   -----                   -----                   -----
  Net investment income($)*                   0.02                    0.04                    0.02                    0.04
  Net realized and
    unrealized gain
    (loss) on investments($)                 (0.52)                   0.75                   (0.52)                   0.75
                                             -----                   -----                   -----                   -----
TOTAL FROM INVESTMENT OPERATIONS($)          (0.50)                   0.79                   (0.50)                   0.79
                                             -----                   -----                   -----                   -----
  Dividend from net investment
   income($)                                  --                     (0.03)                   --                     (0.03)
                                             -----                   -----                   -----                   -----
TOTAL DISTRIBUTIONS($)                        --                     (0.03)                   --                     (0.03)
                                             -----                   -----                   -----                   -----
NET ASSET VALUE, END OF PERIOD($)             8.93                    9.69                    8.93                    9.69
                                             =====                   =====                   =====                   =====
Total return(b)(%)                           (5.30)(c)                8.84(c)                (5.30)(c)                8.84(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                                474                     514                     474                     514
Ratio of operating expenses
  to average net assets(%)*                   2.15(d)                 2.15(d)                 2.15(d)                 2.15(d)
Ratio of operating expenses
  to average net assets after
  expense reductions(%)*                      2.15(d)                 2.15(d)                 2.15(d)                 2.15(d)
Ratio of net investment income
  to average net assets(%)*                   1.09(d)                 0.84(d)                 1.09(d)                 0.84(d)
Portfolio turnover rate(%)                    0.66                   44.64                    0.66                   44.64
*Reflects voluntary reduction of
  expenses per share of these
  amounts (Note 3)($)                         0.19                    0.26                    0.19                    0.26

---------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent  deferred sales charges.  Total return would be lower if the  Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                       CLASS S
                                        --------------------------------------
                                         NOVEMBER 30, 1998
                                          (COMMENCEMENT OF    SIX MONTHS ENDED
                                           OPERATIONS TO      AUGUST 31, 1999
                                        FEBRUARY 28, 1999(A)   (UNAUDITED)(A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD($)                                     9.43                8.95
                                                ----                ----
  Net investment income($)*                     0.05                0.09
  Net realized and unrealized gain
    (loss) on investments($)                   (0.53)               0.75
                                                ----                ----
TOTAL FROM INVESTMENT OPERATIONS($)            (0.48)               0.84
                                                ----                ----
  Dividend from net investment income($)          --               (0.05)
                                                ----                ----
TOTAL DISTRIBUTIONS($)                            --               (0.05)
                                                ----                ----
NET ASSET VALUE, END OF PERIOD($)               8.95                9.74
                                                ====                ====
Total return(b)(%)                             (5.09)(c)            9.42(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                                2,848               3,099
Ratio of operating expenses to average
  net assets(%)*                                1.15(d)             1.15(d)
Ratio of operating expenses to average
  net assets after expense reductions(%)*       1.15(d)             1.15(d)
Ratio of net investment income to
  average net assets(%)*                        2.09(d)             1.84(d)
Portfolio turnover rate(%)                      0.66               44.64
*Reflects voluntary reduction of
  expenses per share of these amounts
  (Note 3)($)                                   0.19                0.26

------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research IntelliQuant
Portfolios: Small-Cap Value ("Fund"), along with shareholders of other series of State Street Research Financial Trust ("Trust"), was convened on April 6, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                             VOTES (MILLIONS
                                                                OF SHARES)
                                                             (COMBINED FOR ALL
                                                             SERIES OF THE
                                                                  TRUST)
                                                             -----------------
ACTION ON PROPOSAL                                            FOR    WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond .............................................  40.9       0.7
Steve A. Garban ...........................................  40.9       0.7
Malcolm T. Hopkins ........................................  40.9       0.7
Susan M. Phillips .........................................  40.9       0.7

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
INTELLIQUANT PORTFOLIOS:                   Chairman of the Board,                 Chairman of the Board,
SMALL-CAP VALUE                            President and                          President, Chief Executive
One Financial Center                       Chief Executive Officer                Officer and Director,
Boston, MA 02111                                                                  State Street Research &
                                           PETER C. BENNETT                       Management Company
INVESTMENT ADVISER                         Vice President
State Street Research &                                                           BRUCE R. BOND
Management Company                         JOHN R. BORZILLERI, M.D.               Former Chairman of the Board
One Financial Center                       Vice President                         Chief Executive Officer and
Boston, MA 02111                                                                  President, PictureTel Corporation
                                           JOHN H. KALLIS
DISTRIBUTOR                                Vice President                         STEVE A. GARBAN
State Street Research                                                             Former Senior Vice President
Investment Services, Inc.                  THOMAS P. MOORE, JR.                   for Finance and Operations and
One Financial Center                       Vice President                         Treasurer, The Pennsylvania
Boston, MA 02111                                                                  State University
                                           E.K. EASTON RAGSDALE, JR.
SHAREHOLDER SERVICES                       Vice President                         MALCOLM T. HOPKINS
State Street Research                                                             Former Vice Chairman of the
Service Center                             THOMAS A. SHIVELY                      Board and Chief Financial
P.O. Box 8408                              Vice President                         Officer, St. Regis Corp.
Boston, MA 02266-8408
1-800-562-0032                             JAMES M. WEISS                         DEAN O. MORTON
                                           Vice President                         Former Executive Vice President
CUSTODIAN                                                                         Chief Operating Officer
State Street Bank and                      GERARD P. MAUS                         and Director, Hewlett-Packard
Trust Company                              Treasurer                              Company
225 Franklin Street
Boston, MA 02110                           JOSEPH W. CANAVAN                      SUSAN M. PHILLIPS
                                           Assistant Treasurer                    Dean, School of Business and
LEGAL COUNSEL                                                                     Public Management, George
Goodwin, Procter & Hoar LLP                DOUGLAS A. ROMICH                      Washington University; former
Exchange Place                             Assistant Treasurer                    Member of the Board of Governors
Boston, MA 02109                                                                  of the Federal Reserve System and
                                           FRANCIS J. MCNAMARA, III               Chairman and Commissioner of
                                           Secretary and General Counsel          the Commodity Futures Trading
                                                                                  Commission
                                           DARMAN A. WING
                                           Assistant Secretary and                TOBY ROSENBLATT
                                           Assistant General Counsel              President,
                                                                                  The Glen Ellen Company
                                           AMY L. SIMMONS                         President,
                                           Assistant Secretary                    Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
One Financial Center
Boston, MA 02111





STATE STREET RESEARCH

[Logo]

LASTING VALUE
-------------
LEADING IDEAS


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
    [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State
Street Research IntelliQuant Portfolios: Small-Cap Value prospectus. When used after December 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp1000) SSR-LD                                    IQ-320G-1099